TAXATION - Taxation attributable to the Group (Details) - USD ($) $ in Millions		12 Months Ended
	Apr. 01, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of geographical areas [line items]
UK corporation tax rate (as a percent)	25.00%	23.50%	19.00%	19.00%
Current taxation:
Current income tax charge		$ 180	$ 121	$ 140
Adjustments in respect of prior periods		(45)	(10)	(33)
Total current taxation		135	111	107
Deferred taxation:
Origination and reversal of temporary differences		(116)	(77)	(35)
Changes in tax rates		(2)	(5)	(14)
Adjustments to estimated amounts arising in prior periods		10	(17)	4
Total deferred taxation		(108)	(99)	(45)
Total taxation charge as per the income statement		27	12	62
Taxation in other comprehensive income		(18)	5	27
Taxation in equity			3	1
Taxation charge attributable to the Group		9	20	90
Net prior period adjustment benefit		35	27	29
Income tax adjustment from restructuring and rationalisation-related costs, acquisition and disposal-related items, amortisation and impairment of acquisition intangibles, legal and other items		(113)	(127)	(85)
UK
Current taxation:
Current income tax charge		15	17	14
Overseas
Current taxation:
Current income tax charge		$ 165	$ 104	$ 126